Investment in associated companies - Recorded Equity in Statutory Accounts (Details) - USD ($) $ in Millions		Dec. 31, 2017	Apr. 25, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 10, 2015	Mar. 09, 2015
Schedule of Equity Method Investments [Line Items]
Equity in statutory accounts		$ 427.0		$ 357.0	$ 322.0
Non-Controlling interest		$ 1,398.0		1,343.0
Archer Limited (Archer)
Schedule of Equity Method Investments [Line Items]
Equity in statutory accounts	[1]			15.0	$ 79.0
Non-Controlling interest				$ 0.0
Ownership interest (as percent)		15.69%	31.89%	39.72%	39.90%
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Equity in statutory accounts		$ 63.0		$ 47.0	$ 24.0
Non-Controlling interest		$ 0.0		$ 0.0
Ownership interest (as percent)		50.00%		50.00%	50.00%
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Equity in statutory accounts		$ 143.0		$ 77.0	$ 19.0
Non-Controlling interest		$ 0.0		$ 0.0
Ownership interest (as percent)		50.00%		50.00%	50.00%
Itaunas Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)		30.00%		30.00%	30.00%
Camburi Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)		30.00%		30.00%	30.00%
Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)		30.00%		30.00%	30.00%
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Non-Controlling interest		$ 1,398.0		$ 1,343.2
Equity method investment, summarized financial information, equity before noncontrolling interest		$ 1,304.0		1,193.0
Seadrill Partners LLC | Subordinated Units
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)		18.00%
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Equity in statutory accounts		$ 221.0		218.0	$ 200.0
Non-Controlling interest		$ 0.0		$ 0.0
Ownership interest (as percent)		50.00%		50.00%	50.00%	50.00%	100.00%

[1]	In April 2017, following two shares issuances from Archer, we concluded that we no longer had significant influence over Archer's financial and operating decisions, and therefore derecognized our investment in associate and recognized as an available-for-sale security.